EXPLORATION AND EVALUATION INTERESTS - Expenses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Exploration And Evaluation Interests [Line Items]
Accretion	$ 207	$ 63
Assays, analysis and storage	2,197	4,069
Camp and safety	477	2,986
Claim renewals and permits	1,131	957
Community relations	70	18
Amortization	2,008	1,623
Drilling	16,337	14,812
Electrical	15	403
Environmental studies	20,921	8,569
Equipment rental	1,485	3,287
Fuel	3,756	3,991
Geology, geophysics, and geochemical	21,212	18,200
Helicopter	3,915	5,401
Metallurgy	871	676
Fieldwork, camp support	10,139	17,985
Part XII.6 tax, net of METC	(528)	(214)
Share-based payments (Note 20)	3,131	3,584
Transportation and logistics	4,511	5,192
Total exploration and evaluation expenses	91,855	91,602
Eskay
Exploration And Evaluation Interests [Line Items]
Accretion	207	63
Assays, analysis and storage	1,667	3,728
Camp and safety	470	2,985
Claim renewals and permits	1,013	900
Community relations	60
Amortization	2,008	1,623
Drilling	16,233	13,131
Electrical	15	403
Environmental studies	20,563	8,515
Equipment rental	1,370	3,272
Fuel	3,599	3,707
Geology, geophysics, and geochemical	20,684	17,909
Helicopter	3,222	4,441
Metallurgy	848	676
Fieldwork, camp support	8,630	17,746
Part XII.6 tax, net of METC	(447)	36
Share-based payments (Note 20)	3,131	3,584
Transportation and logistics	4,275	4,081
Total exploration and evaluation expenses	87,548	86,800
Snip
Exploration And Evaluation Interests [Line Items]
Assays, analysis and storage	36	239
Claim renewals and permits	82	57
Drilling	11
Environmental studies	358	54
Equipment rental	10	3
Fuel	10
Geology, geophysics, and geochemical	236	18
Helicopter	69
Metallurgy	23
Fieldwork, camp support	101	104
Total exploration and evaluation expenses	936	475
Other Properties
Exploration And Evaluation Interests [Line Items]
Assays, analysis and storage	494	102
Camp and safety	7	1
Claim renewals and permits	36
Community relations	10	18
Drilling	93	1,681
Equipment rental	105	12
Fuel	147	284
Geology, geophysics, and geochemical	292	273
Helicopter	624	960
Fieldwork, camp support	1,408	135
Part XII.6 tax, net of METC	(81)	(250)
Transportation and logistics	236	1,111
Total exploration and evaluation expenses	$ 3,371	$ 4,327